SCHEDULE OF INCOME TAX PROVISION (Details) - Globis Acquisition Corp [Member] - USD ($)	4 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021
Restructuring Cost and Reserve [Line Items]
Current
Deferred	(18,876)	(532,864)
Current
Deferred
Change in valuation allowance	18,876	532,864
Income tax provision